Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Disclosure of financial assets [text block]
At 31 December 2022 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

691 691
Non-current financial investments 16 117 2,616 2,733
Prepayments and financial receivables 16 1,658 404 2,063
Trade and other receivables 18 21,611 841 22,452
Current derivative financial instruments

4,039 4,039
Current financial investments 16 29,577 300 29,876
Cash and cash equivalents 19 12,473 3,106 15,579
Total

65,436 10,752 1,245 77,433
At 31 December 2021 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

1,265 1,265
Non-current financial investments 16 253 3,093 3,346
Prepayments and financial receivables 16 707 380 1,087
Trade and other receivables 18 17,192 736 17,927
Current derivative financial instruments

5,131 5,131
Current financial investments 16 20,946 300 21,246
Cash and cash equivalents 19 11,412 2,714 14,126
Total

50,510 12,503 1,116 64,128

Disclosure of financial liabilities [text block]
At 31 December 2022
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 24,141 24,141
Non-current derivative financial instruments

2,376 2,376
Trade, other payables and provisions 24 12,449 903 13,352
Current finance debt 21 4,359 4,359
Dividend payable 2,808 2,808
Current derivative financial instruments

4,106 4,106
Total

43,757 6,482 903 51,142
At 31 December 2021
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 27,404 27,404
Non-current derivative financial instruments

767 767
Trade, other payables and provisions 24 12,350 1,960 14,310
Current finance debt 21 5,273 5,273
Dividend payable 582 582
Current derivative financial instruments

4,609 4,609
Total

45,609 5,376 1,960 52,945

Disclosure of fair value measurement [text block]
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments
- assets
Current
financial
investments
Current
derivative
financial
instruments
- assets
Cash
equivalents
Non-current
derivative
financial
instruments
- liabilities
Current
derivative
financial
instruments
- liabilities
Net fair
value
At 31 December 2022
Level 1 903 0 - 25 0 (60) 868
Level 2 1,222 97 300 3,722 3,106 (2,352) (3,952) 2,143
Level 3 491 594 292 (24) (94) 1,259
Total fair value 2,616 691 300 4,039 3,106 (2,376) (4,106) 4,270
At 31 December 2021
Level 1 860 - - 949 - (69) 1,740
Level 2 1,840 884 300 4,108 2,714 (762) (4,539) 4,545
Level 3 393 380 74 (4) 843
Total fair value 3,093 1,265 300 5,131 2,714 (767) (4,609) 7,127

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments -
assets
Current
derivative
financial
instruments -
assets
Non-current
derivative
financial
instruments -
liabilities
Current
derivative
financial
instruments -
liabilities Total amount
Opening at 1 January 2022 393 380 74 (4) 0 843
Total gains and losses recognised in statement of income (50) 243 197 (20) 0 370
Purchases 175 10 (120) 65
Sales - - 2 - 22 24
Settlement (7) (64) (71)
Transfer into level 3 - 80 5 85
Foreign currency translation effects (19) (30) (7) (1) (57)
Closing at 31 December 2022 492 593 292 (24) (94) 1,259
Opening at 1 January 2021 308 330 24 (5) - 657
Total gains and losses recognised in statement of income (23) 58 72 1 - 108
Purchases 119 119
Settlement (7) (20) (27)
Transfer out of level 3 - -
Foreign currency translation effects (3) (8) (2) (13)
Closing at 31 December 2021 393 380 74 (4) - 843